FAIR VALUE MEASURMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value Measurements Input
	December 31, 2025
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	-	2,741	-	2,741

Total financial assets	$-	$2,741	$-	$2,741

Liabilities:
Earn-out considerations	-	-	34,396	34,396

Total financial liabilities	$-	$-	$34,396	$34,396

	December 31, 2024
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	-	1,068	-	1,068

Total financial assets	$-	$1,068	$-	$1,068

Liabilities:
Holdback Amount	800	-	-	800
Earn-Out Consideration	-	-	9,018	9,018

Total financial liabilities	$800	$-	$9,018	$9,818

Schedule of Fair Value Measured on Recurring Basis
Fair value at the beginning of the year	$9,018
Addition related to business combination (See Note 17)	31,187
Revaluation changes in fair value	(5,809)
Fair value at the end of the year	$34,396